Summary of Significant Accounting Policies - Schedule of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024	Dec. 29, 2024	Dec. 31, 2023
Schedule of Allowance for Credit Losses [Abstract]
Balance at beginning of period	$ (1,701)	$ (9,846)	$ (9,846)	$ (4,812)
(Provision) credit charged to earnings	(1,087)	(62)	(9,132)	(5,083)
Amounts written off, net of recoveries and other adjustments	313	412	17,277	49
Balance at end of period	$ (2,475)	$ (9,496)	$ (1,701)	$ (9,846)